Newbuildings (Tables)	6 Months Ended
Jun. 30, 2024
New buildings [Abstract]
Carrying Value of New Buildings	The table below sets forth the carrying value of our newbuildings:

	June 30, 2024	December 31, 2023
(In $ millions)
Opening balance	5.4	3.5
Additions	18.0	1.9
Total	23.4	5.4